GREENBERG TRAURIG, LLP
                          1750 Tysons Blvd., Suite 1200
                                McLean, VA 22102



                                                     July 5, 2005
VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                           Re:  Bionovo, Inc.
                                Registration Statement on Form SB-2
                                for Registration of Common Stock
                                -----------------------------------


Ladies and Gentlemen:

         On behalf of Bionovo, Inc., a Delaware corporation (the "Company"), we hereby submit in electronic format for filing with the U.S. Securities and Exchange Commission (the "Commission"), pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 101(a)(1)(i) of Regulation S-T, one complete copy of the Company's Registration Statement on Form SB-2 (the "Registration Statement") for the registration of 52,031,972 shares of the Company's common stock, par value $0.001 per share, together with one complete copy of the exhibits listed in the Registration Statement as filed therewith.

         The Company has previously transmitted to Mellon Bank a wire transfer in the amount of $12,900 in payment of the applicable registration fee.

         Should any member of the Commission's staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to contact Isaac Cohen, President and Chief Executive Officer of the Company (tel: (510) 601-2000) or me (tel: 703-903-7530)


                                                Very truly yours,

                                                /s/ Fiorello J. Vicencio, Jr.
                                                -----------------------------
                                                FIORELLO J. VICENCIO, JR.
Enclosures

cc:  Isaac Cohen
     Robert H. Cohen, Esq.